Income Taxes - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Federal and state net operating losses	$ 47,160	$ 40,617
Operating Loss Carryforwards Restated Utilizable Amount		37,517
Impairment Of Operating Loss Carryforwards	145	14,486
Valuation allowances, related to deferred tax assets increased (decreased)	(2,267)	(15,265)
Federal carryforwards expire	Years 2022 through 2032
Segment, Continuing Operations
Income Tax Disclosure [Line Items]
Valuation allowances, related to deferred tax assets increased (decreased)	1,614	(15,549)
Segment, Discontinued Operations
Income Tax Disclosure [Line Items]
Valuation allowances, related to deferred tax assets increased (decreased)	$ (3,881)	$ 284